Deferred Tax	12 Months Ended
Feb. 29, 2024
Deferred Tax [Absrtact]
DEFERRED TAX

9. DEFERRED TAX

		As of February 29/28
Figures in Rand thousands	Note	2024	2023

Deferred tax liabilities		(69,840)	(51,894)
Deferred revenue		63,934	59,402
Property, plant and equipment and capitalized commission assets		(158,592)	(144,007)
Lease obligations		(2,411)	4,812
ECL provision on trade receivables		18,716	17,238
Other		8,513	10,661

Deferred tax assets		81,903	60,919
Deferred revenue		5,791	4,856
Property, plant and equipment and capitalized commission assets		41,842	25,233
Tax losses		15,186	8,795
Lease obligations		3,076	2,903
ECL provision on trade receivables		6,504	8,890
Other		9,504	10,242

Total net deferred tax assets		12,063	9,025

Reconciliation of deferred tax assets/(liabilities)
At March 1		9,025	11,320
Increase in deferred revenue temporary differences		5,569	5,417
Decrease in ECL provision on trade receivables temporary differences		(393)	(430)
Decrease in property, plant and equipment and capitalized commission assets temporary differences		4,313	(469)
Increase/(decrease) in tax losses temporary differences		6,370	(13,076)
(Decrease)/increase in lease obligation temporary differences		(7,120)	1,659
(Decrease)/increase in other temporary differences		(3,051)	1,504
Translation adjustments		(2,650)	3,100
At February 29/28		12,063	9,025

Reconciliation of deferred tax balances
At March 1		9,025	11,320
Credit/(charge) to income statement	24	6,500	(17,229)
Others		132	14,570
Translation adjustments		(3,594)	364
At February 29/28		12,063	9,025

Unrecognized deferred tax assets

The Group has not recognized deferred tax assets relating to available tax losses in start-up subsidiaries where the probability of future taxable income is uncertain. These potential deferred tax assets will be recognized and utilized in future periods as and when they meet the recognition criteria. The tax losses available from these subsidiaries are ZAR 113.1 million (2023: ZAR 116.2 million). None of the tax losses expire in terms of local tax legislation.

Unrecognized deferred tax liabilities

No deferred tax liability is recognized on temporary differences of ZAR 1,131.1 million (2023: ZAR 1,194.7 million) relating to the unremitted earnings of overseas subsidiaries as the Group is able to control the timings of the reversal of these temporary differences and it is probable that they will not reverse in the foreseeable future.